Goodwill and Other Intangible Assets - Changes in Goodwill (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	[1]	Dec. 31, 2024	[1]	Oct. 13, 2023
Intangible assets and goodwill [abstract]
Group recorded new goodwill to IB CGU						€ 235
Impairment of goodwill	€ 233	€ 0		€ 0

[1]	[1]Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement